Consolidated Statements of Changes in Stockholders' Deficit (Unaudited) - USD ($)	Common Stock Outstanding [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Sep. 30, 2019		$ 37,885,151	$ (38,865,060)	$ (807,297)
Net loss				(4,691,377)
Vesting of restricted stock		(965)	0	0
Stock-based compensation expense		898,293	0	898,293
Vesting of restricted stock		(965)	0	0
Balance (in shares) at Sep. 30, 2020	193,044,766
Balance at Sep. 30, 2020	$ 193,045	41,862,901	(43,556,437)	(1,500,491)
Net loss	$ 0	0	(4,475,305)	(4,475,305)
Vesting of restricted stock (in shares)	550,000
Vesting of restricted stock	$ 550	(550)	0	0
Stock-based compensation expense	$ 0	372,196	0	372,196
Issuance of common stock and warrants, net of financing costs (in shares)	43,125,004
Issuance of common stock and warrants, net of financing costs	$ 43,125	6,176,108	0	6,219,233
Vesting of restricted stock (in shares)	550,000
Vesting of restricted stock	$ 550	(550)	0	0
Balance (in shares) at Jun. 30, 2021	236,719,770
Balance at Jun. 30, 2021	$ 236,720	48,410,655	(48,031,742)	615,633
Balance (in shares) at Sep. 30, 2020	193,044,766
Balance at Sep. 30, 2020	$ 193,045	41,862,901	(43,556,437)	(1,500,491)
Net loss				(6,240,482)
Stock-based compensation expense		496,066	0	496,066
Balance (in shares) at Sep. 30, 2021	236,719,770
Balance at Sep. 30, 2021	$ 236,720	48,534,525	(49,796,919)	(1,025,674)
Balance (in shares) at Mar. 31, 2021	236,719,770
Balance at Mar. 31, 2021	$ 236,720	48,316,799	(46,501,837)	2,051,682
Net loss	0	0	(1,529,905)	(1,529,905)
Stock-based compensation expense	$ 0	93,856	0	93,856
Balance (in shares) at Jun. 30, 2021	236,719,770
Balance at Jun. 30, 2021	$ 236,720	48,410,655	(48,031,742)	615,633
Balance (in shares) at Sep. 30, 2021	236,719,770
Balance at Sep. 30, 2021	$ 236,720	48,534,525	(49,796,919)	(1,025,674)
Net loss	$ 0	0	(3,387,295)	(3,387,295)
Vesting of restricted stock (in shares)	275,000
Vesting of restricted stock	$ 275	(275)	0	0
Stock-based compensation expense	$ 0	397,470	0	397,470
Vesting of restricted stock (in shares)	275,000
Vesting of restricted stock	$ 275	(275)	0	0
Balance (in shares) at Jun. 30, 2022	236,994,770
Balance at Jun. 30, 2022	$ 236,995	48,931,720	(53,184,214)	(4,015,499)
Balance (in shares) at Mar. 31, 2022	236,919,770
Balance at Mar. 31, 2022	$ 236,920	48,841,040	(52,137,384)	(3,059,424)
Net loss	$ 0	0	(1,046,830)	(1,046,830)
Vesting of restricted stock (in shares)	75,000
Vesting of restricted stock	$ 75	(75)	0	0
Stock-based compensation expense	$ 0	90,755	0	90,755
Vesting of restricted stock (in shares)	75,000
Vesting of restricted stock	$ 75	(75)	0	0
Balance (in shares) at Jun. 30, 2022	236,994,770
Balance at Jun. 30, 2022	$ 236,995	$ 48,931,720	$ (53,184,214)	$ (4,015,499)